THE ADVISORS’ INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

Champlain Strategic Focus Fund

(collectively, the “Champlain Funds”)

Supplement dated January 12, 2026

to the Champlain Funds’

Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”),

each dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Prospectus and SAI and should be read in conjunction with the
Summary Prospectuses, Prospectus and SAI.

I.	Effective immediately, Corey N. Bronner and Andrew J. Hanson no longer serve as portfolio managers for the Champlain Funds. Accordingly, effective immediately, all references to Messrs. Bronner and Hanson contained in the Champlain Funds’ Summary Prospectuses, Prospectus, and SAI are hereby deleted.

II.	Effective January 15, 2026, Advisor Class Shares and Institutional Class Shares of the Champlain Small Company Fund are available for purchase by new investors. Accordingly, all references to the contrary are hereby deleted from the Champlain Small Company Fund’s Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

CSC-SK-026-0100